Segmented Information - Company's Statements of Operations and Balance Sheets by Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenues	$ 1,340,370	$ 1,008,085
Direct cost of sales	(1,047,653)	(740,141)
Gross profit	292,717	267,944
Expenses	(164,087)	(137,784)
Income Before Income Taxes	128,630	130,160
Total assets	2,815,193	2,578,799
Canada [Member]
Segment Reporting Information [Line Items]
Revenues	746,360	767,241
Direct cost of sales	(491,843)	(505,820)
Gross profit	254,517	261,421
Expenses	(48,699)	(44,265)
Income Before Income Taxes	205,818	217,156
Total assets	1,180,332	1,171,625
California [Member]
Segment Reporting Information [Line Items]
Revenues	454,292	163,244
Direct cost of sales	(430,258)	(159,565)
Gross profit	24,034	3,679
Expenses	(22,334)	(17,019)
Income Before Income Taxes	1,700	(13,340)
Total assets	874,961	692,017
Central and Eastern U.S. [Member]
Segment Reporting Information [Line Items]
Revenues	139,718	77,600
Direct cost of sales	(125,552)	(74,756)
Gross profit	14,166	2,844
Expenses	(23,751)	(21,056)
Income Before Income Taxes	(9,585)	(18,212)
Total assets	700,139	712,436
Corporate and other [Member]
Segment Reporting Information [Line Items]
Revenues	0	0
Direct cost of sales	0	0
Gross profit	0	0
Expenses	(69,303)	(55,444)
Income Before Income Taxes	(69,303)	(55,444)
Total assets	$ 59,761	$ 2,721